Income Tax - Summary of Reconciliation of Tax Expense to Estimated Tax Rate (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Major Components Of Tax Expense Income [Abstract]
Loss before tax	€ (179,440)	€ (47,662)	€ (85,905)
Expected tax benefit (based on BioNTech`s statutory tax rate of 30.78%, 2018: 30.99%, 2017: 30.86%)	55,240	14,776	26,517
Effects
Government grants exempted from taxes	48	28	17
Non-deductible expenses	(58)	(18)	(22)
Add-back for trade tax purposes	(110)	(96)	(70)
Non-recognition of tax-effect on share-based payment expenses	(9,308)
Tax-effective equity transaction costs	5,121
Utilization of tax losses		1,165
Non-recognition of deferred taxes on tax losses and temporary differences	(51,197)	(13,634)	(26,015)
Deviation valuation allowance prior year due to change tax rate	192
Effect from lower foreign income tax rate	(102)
Adjustment prior year tax	316
Other effects	154	(2,821)	(472)
Income tax expense	268	€ (600)	€ (45)
Income tax expense excluding property tax	€ 296